OPERATING SEGMENT INFORMATION (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Sales Revenue, Goods, Net [Member] CNY	Dec. 31, 2010 Sales Revenue, Goods, Net [Member] CNY	Dec. 31, 2011 Sales Revenue Services Net [Member] CNY	Dec. 31, 2010 Sales Revenue Services Net [Member] CNY	Dec. 31, 2011 Unallocated [Member] CNY	Dec. 31, 2010 Unallocated [Member] CNY
Net revenue
Segment revenue from external customers	$ 785,003	4,890,649	3,554,401	2,589,518	3,554,401	2,554,991	0	34,527	0	0
Inter-segment revenue			11,861	18,780	0	0	11,861	18,780	0	0
Revenues Including Inter Segment Revenues			3,566,262	2,608,298	3,554,401	2,554,991	11,861	53,307	0	0
Income / (Loss) from operations			(132,442)	119,618	(10,731)	196,986	(38,939)	6,437	(82,772)	(83,805)
Interest expense	(4,186)	(26,081)	(20,152)	(9,407)	(20,152)	(9,407)	0	0	0	0
Interest income			14,928	14,693	14,802	14,597	126	66	0	30
Earnings / (loss) before income taxes and extraordinary item	8,756	54,546	(137,666)	124,904	(16,081)	202,176	(38,813)	6,503	(82,772)	(83,775)
Income tax expense	937	5,839	11,553	11,849	10,492	9,770	1,061	2,079	0	0
Significant non-cash items:
- Depreciation and amortization			34,810	27,947	34,248	27,275	562	672	0	0
- Provision for inventory write-down	252	1,570	63	9,600	63	9,600	0	0	0	0
- Provision for doubtful accounts	0	0	2,325	2	2,325	2	0	0	0	0
- Share-based compensation cost	10,585	65,944	66,723	100,930	0	31,680	0	0	66,723	69,250
- Impairment loss of goodwill (Note 8)			236,945	21,422	189,296	21,422	47,649	0	0	0
- Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7)	0	0	0	(43,676)		(43,676)		0		0
Segment assets			2,559,988	2,322,017	2,544,840	2,298,459	12,739	21,995	2,409	1,563
Total expenditures for additions to long-lived assets - Property and equipment			10,035	6,895	9,932	6,356	103	539	0	0
Total expenditures for additions to long-lived assets - Intangible assets (Note 7)			98,527		98,527		0		0
Total expenditures for additions to long-lived assets - Goodwill (Note 7)			61,509		61,509		0		0